Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

10Property, plant and equipment

	Plant and	Leasehold	Assets under	Office
	Machinery	improvements	construction	equipment	Vehicles	Total
	£ 000	£ 000	£ 000	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2023	25	2,716	—	1,213	—	3,954
Additions	442	653	612	275	120	2,102
Disposals	(2)	(22)	—	(351)	—	(375)
At December 31, 2023	465	3,347	612	1,137	120	5,681
Additions	4	401	—	23	—	428
Transfers	—	578	(612)	34	—	—
Disposals	(75)	(139)	—	(119)	—	(333)
At December 31, 2024	394	4,187	—	1,075	120	5,776
Accumulated depreciation
At January 1, 2023	1	601	—	662	—	1,264
Charge for the year	68	468	—	346	10	892
Depreciation on disposals	—	(10)	—	(286)	—	(296)
At December 31, 2023	69	1,059	—	722	10	1,860
Charge for the year	93	706	—	277	12	1,088
Depreciation on disposals	(23)	(112)	—	(115)	—	(250)
At December 31, 2024	139	1,653	—	884	22	2,698
Net book value
At December 31, 2024	255	2,534	—	191	98	3,078
At December 31, 2023	396	2,288	612	415	110	3,821

All property, plant and equipment is attributable to the UK.